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New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

May 4, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse High Yield Fund, Inc.
Securities Act File No. 333-60695
Investment Company Act File No. 811-08927

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Credit Suisse High Yield Fund, Inc. (formerly, Credit Suisse Global High Yield Fund, Inc.) (the “Fund”) hereby certifies that the definitive form of prospectus dated May 1, 2010, do not differ from the form of prospectus contained in Post-Effective Amendment No. 14 to the Registration Statement of the Fund (the “Amendment”) electronically filed with the Securities and Exchange Commission on April 28, 2010.  The Amendment became effective on May 1, 2010.

If you have any questions regarding this certification, please do not hesitate to contact me at (212) 728-8138.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

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